Securities and other financial assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Securities and other financial assets, net
Schedule of all securities and other financial assets

		At fair value
At December 31, 2020		With changes in other comprehensive income (loss)		With	Total securities and
		Recyclable to	Non-recyclable to	changes in	other financial
Carrying amount	Amortized cost	profit and loss	profit and loss	profit or loss	assets, net
Principal	164,074	231,348	—	—	395,422
Interest receivable	1,985	1,156	—	—	3,141
Reserves (1)	(495)	(43)	—	—	(538)
	165,564	232,461	—	—	398,025

		At fair value
At December 31, 2019		With changes in other comprehensive income (loss)		With	Total securities and
		Recyclable to	Non-recyclable to	changes in	other financial
Carrying amount	Amortized cost	profit and loss	profit and loss	profit or loss	assets, net
Principal	74,547	5,094	1,889	6,492	88,022
Interest receivable	837	48	—	—	885
Reserves (1)	(113)	—	—	—	(113)
	75,271	5,142	1,889	6,492	88,794

(1)

The loss allowance for losses for securities at FVOCI is included in equity in the consolidated statement of financial position in the line Other comprehensive income. As December 31, 2020 and 2019 the principal plus interest receivable of securities at FVOCI is $232,504 and $5,142, respectively.

Schedule of all securities and other financial assets by contractual maturity

		At fair value
At December 31, 2020		With changes in other comprehemsive
		income
		Recyclabe to	Non-recyclable to	With changes in	Total securities and other
	Amortized cost	profit ans loss	profit and loss	profit or loss	financial assets, net
Due within 1 year	40,625	34,027	—	—	74,652
After 1 year but within 5 years	123,449	197,321	—	—	320,770
After 5 years but within 10 years	—	—	—	—	—
Non maturity	—	—	—	—	—
Balance - principal	164,074	231,348	—	—	395,422

		At fair value
At December 31, 2019		With changes in other comprehemsive
		income
		Recyclabe to	Non-recyclable to	With changes	Total securities and other
	Amortized cost	profit ans loss	profit and loss	in profit or loss	financial assets, net
Due within 1 year	28,295	—	1,889	—	30,184
After 1 year but within 5 years	46,252	5,094	—	—	51,346
After 5 years but within 10 years	—	—	—	—	—
Non maturity	—	—	—	6,492	6,492
Balance - principal	74,547	5,094	1,889	6,492	88,022

Schedule of securities pledge to secure repurchase transactions

	December 31, 2020			December 31, 2019
	Amortized			Amortized
	cost	Fair value	Total	cost	Fair value	Total

Securities pledged to secure repurchase transactions	11,998	—	11,998	36,843	5,094	41,937
Securities sold under repurchase agreements	(10,663)	—	(10,663)	(35,647)	(4,883)	(40,530)

Schedule of realized gains or losses on sale of securities

The following table presents the realized gains or losses on sale of securities at fair value through other comprehensive income:

	Year ended December 31
	2019	2018
Realized gain on sale of securities	266	194
Realized loss on sale of securities	(80)	—
Net gain on sale of securities at FVOCI	186	194